Touchstone Mid Cap Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	23.81%	13.86%	12.55%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.10%	11.47%	11.54%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.14%	8.25%	10.21%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.42%	6.72%	8.49%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.57%	6.22%	7.85%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.98%	8.47%	10.16%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		16.21%	9.62%	11.13%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		16.32%	9.76%	11.23%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[3]	16.46%	9.85%	11.28%

[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[2]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the revised definition for such an index.The Fund's secondary benchmark was changed to the Russell 1000® Growth Index to better reflect the Fund's strategy following the appointment of Los Angeles Capital as the Fund's sub-adviser.
[3]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.